Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity
11. Equity
Common Stock
The Company is authorized to issue 210,000,000 shares of common stock, of which 200,000,000 shares have been designated as Class A Common Stock and 10,000,000 shares have been designated as Class B Common Stock, both with a par value of $0.0001 per share.
The number of authorized shares of common stock may be increased or decreased by the affirmative vote of the holders of a majority of the Company’s stock who are entitled to vote. Each share of Class A Common Stock is entitled to one vote. Class B Common Stock is not entitled to vote on any matter on which the holders of Class A Common Stock or Preferred Stock are entitled to vote. All holders of common stock are entitled to receive dividends when and as declared or paid by the Company’s board of directors, subject to the preferential rights of the holders of preferred stock.
Class B Common Stock is convertible into a corresponding number of shares of Class A Common Stock upon written notice of the holder, subject to defined beneficial ownership limitations.

Preferred Stock
The Company is authorized to issue 10,000,000 shares of preferred stock, with a par value of $0.0001 per share. As of December 31, 2024, none of these shares of preferred stock have been designated or issued.
Convertible Preferred Stock
As of December 31, 2023, the Company’s Preferred Stock was classified as temporary equity in the accompanying consolidated balance sheets given that the holders of the convertible preferred stock could cause certain events to occur that were outside of the Company’s control whereby the Company could be obligated to redeem the convertible preferred stock. The carrying value of the convertible preferred stock is not adjusted to the redemption value until the contingent redemption events are considered probable to occur.
Series C Preferred Stock
In March 2023, the Company entered into a Series C Purchase Agreement pursuant to which the Company issued 2,818,192 shares of Series C Preferred Stock at a purchase price of $19.06 per share, which resulted in gross proceeds of approximately $53.8 million, as well as the conversion of all Series A Preferred Stock,
Series A-1 Preferred
Stock, and Series B Preferred Stock. In conjunction with the Merger, immediately following the Closing, each then-outstanding share of Legacy OnKure preferred stock converted into Class A or Class B Common Stock. No Convertible Preferred Shares are authorized, issued or outstanding at December 31, 2024.
The Company’s convertible preferred stock had the following characteristics as of December 31, 2023:
Conversion of Preferred Stock into Common Stock
Each share of preferred stock, at the option of the holder, was convertible into a number of shares of common stock as determined by multiplying the number of shares of preferred stock being converted by the conversion rate. The conversion rate in effect at any time for conversion of preferred stock is determined by dividing the Original Issue Price by the Conversion Price. The Original Issue Price for the Series C Preferred Stock was $19.06 per share. The Conversion Price was subject to certain adjustments as provided in the Company’s restated certificate of incorporation.
The preferred stock would have automatically converted to common stock upon the closing of an initial public offering of the Company’s common stock in which the per-share price
is at least $38.19 and gross proceeds of not less than $75 million, or the date and time specified by vote or the written consent of the holders of at least a majority of the then outstanding shares of Series C Preferred Stock voting or consenting as a separate class on an as-converted basis.
Voting Rights
Each preferred stockholder was entitled to the number of votes equal to the number of shares of Class A Common Stock into which such holder’s shares are convertible. At any time when a defined number of shares of Series C Preferred Stock are outstanding, the Company was restricted from certain actions described in the Company’s restated certificate of incorporation without the vote or written consent of the holders of a majority of the then outstanding shares of Series C Preferred Stock voting or consenting as a separate class on an as-converted basis.
Dividends
The Company could not have declared, paid or set aside any dividends on any shares of any other class or series of capital stock unless each holder of the preferred stock first received a dividend based upon a formula in the Company’s restated certificate of incorporation. No dividends were declared during the years ended December 31, 2024 or 2023.

Liquidation Preference
Upon any liquidation, dissolution or winding up of the Company, certain qualifying mergers, sales or transactions with a special purpose acquisition companies, and other deemed liquidation events as defined in the Company’s restated certificate of incorporation, unless the holders of a majority of the then outstanding shares of Series C Preferred Stock, voting as a separate class on an as-converted basis,
elected otherwise, prior to and in preference to any distribution to the holders of common stock, holders of Series C Preferred Stock were entitled to be paid out of the assets of the Company legally available for distribution, or the consideration received in such transaction, an amount per share of Series C Preferred Stock equal to the greater of: i) 1.50 times the Series C Original Issuance Price plus all declared and unpaid dividends on Series C Preferred Stock or ii) such amount per share that would have been payable had all shares of Series C Preferred Stock been converted into common stock immediately prior to such event. If upon liquidation, dissolution, or winding up of the Company, the assets and funds of the Company are insufficient to permit the payment of the full preferential amounts to the holders of preferred stock, then the holders shall share ratably in any distribution of the assets available for distribution, in proportion to the respective amounts which would otherwise be payable in respect of the shares held by the preferred stockholders.
After the payment of all preferential amounts required to be paid to the holder of shares of preferred stock, the remaining assets available for distribution to its stockholders would have been distributed to the holders of shares of common stock, pro rata based on the number of shares held by each holder. The liquidation preference as of December 31, 2023 was $195.8 million.